Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

PROCESSED
OCT 20 2003
THOMSON FINANCIAL

03035313

October 8, 2003

RECD S.E.C.
OCT 8 2003
071

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ABN AMRO Capital Funding Trust VI, Preferred Securities, ABN AMRO Capital Funding LLC VI Preferred Securities and Guarantee of ABN AMRO Holding N.V. with respect to the Trust Preferred Securities (application for the ABN AMRO Capital Funding LLC VI Preferred Securities and Guarantee of ABN AMRO Holding N.V. with respect to the Preferred Securities is made for listing, not for trading, but only in connection with the registration of the Trust Preferred Securities pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 8, 2003. Tentative listing date – October 10, 2003.

Sincerely,